Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000236997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	3.54%	2.38%	21.90%
C000236998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	3.65%	2.40%	2.20%
C000000727 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
Average Annual Return, Percent	3.44%	2.21%	2.10%
C000236999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 2.50%
Average Annual Return, Percent	0.69%	1.55%	1.78%
Without Sales Load [Member] | C000236999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	3.27%	2.08%	2.04%
ICE BofA 1 5 Year U S Corporate And Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year U.S. Corporate & Government Index
Average Annual Return, Percent	3.05%	1.68%	1.97%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (broad-based index)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%